Revenue - Contract - Summary of provision of construction loss explanatory (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Provision Of Construction Loss Explanatory [Line Items]
Provision for construction loss	₩ 114,306	₩ 53,349
Infrastructure-Construction segment [Member]
Disclosure Of Provision Of Construction Loss Explanatory [Line Items]
Provision for construction loss	113,391	52,492
Other Segment [Member]
Disclosure Of Provision Of Construction Loss Explanatory [Line Items]
Provision for construction loss	₩ 915	₩ 857